Shareholder Report	12 Months Ended	97 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE GLOBAL TECHNOLOGY FUND, INC.
Entity Central Index Key	0001116626
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000005451
Shareholder Report [Line Items]
Fund Name	Global Technology Fund
Class Name	Investor Class
Trading Symbol	PRGTX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Technology Fund - Investor Class	$107	0.92%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global technology stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence (AI) developments. Toward the end of the period, the results of the U.S. presidential election ended a lengthy period of uncertainty, further boosting stocks into year-end.

  Semiconductor company NVIDIA and software and personal computing company Apple were top absolute contributors in 2024. NVIDIA benefited from the ongoing infrastructure buildout to support AI functionality. Shares rose following a series of consensus-beating results, driven by record sales of AI chips and a positive outlook regarding demand for Blackwell, its new platform. Shares of Apple advanced on signs of accelerating fundamentals, investor enthusiasm about the development of AI capabilities for the company’s products, and data showing higher year-over-year iPhone shipments to China.

  Semiconductor companies Advanced Micro Devices and Samsung Electronics detracted on an absolute basis. Advanced Micro Devices declined as investors were concerned over competitive pressures and a lack of demand for its artificial intelligence and custom chips. Shares of Samsung Electronics fell on weakness in the memory space as a result of softening consumer electronics demand and increasing inventory.

  We remain focused on finding companies that sell linchpin or indispensable technology, are innovating in secular growth markets, and have improving fundamentals and reasonable valuations. While we’ll take advantage of macroeconomic opportunities as they present themselves, we will continue to construct the portfolio from the bottom up and remain cognizant of our bets.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Technology Fund (Investor Class)	33.12%	12.28%	15.19%
MSCI All Country World Index Net (Regulatory Benchmark)	17.49	10.06	9.23
MSCI All Country World Index Information Technology Net (Strategy Benchmark)	31.59	20.50	19.16

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,561,871,000	$ 4,561,871,000
Holdings Count | Holding	92	92
Advisory Fees Paid, Amount	$ 32,807,000
InvestmentCompanyPortfolioTurnover	31.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,561,871 Number of Portfolio Holdings92
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Digital Systems	17.3%
Consumer Electronics	12.0
Infrastructure and Developer Tool Software	11.4
Processors	7.4
Foundry	5.9
Semiconductor Capital Equipment	5.3
Back-Office Applications Software	4.3
Design Software	3.5
Payments	2.8
Other	30.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	17.3%
Apple	12.0
Microsoft	8.8
Taiwan Semiconductor Manufacturing	5.9
Broadcom	3.8
Advanced Micro Devices	2.6
SAP	2.6
ASML Holding	2.3
ServiceNow	2.0
Shopify	1.9

Updated Prospectus Web Address	www.troweprice.com/paperless
C000177214
Shareholder Report [Line Items]
Fund Name	Global Technology Fund
Class Name	I Class
Trading Symbol	PGTIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Technology Fund - I Class	$91	0.78%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global technology stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence (AI) developments. Toward the end of the period, the results of the U.S. presidential election ended a lengthy period of uncertainty, further boosting stocks into year-end.

  Semiconductor company NVIDIA and software and personal computing company Apple were top absolute contributors in 2024. NVIDIA benefited from the ongoing infrastructure buildout to support AI functionality. Shares rose following a series of consensus-beating results, driven by record sales of AI chips and a positive outlook regarding demand for Blackwell, its new platform. Shares of Apple advanced on signs of accelerating fundamentals, investor enthusiasm about the development of AI capabilities for the company’s products, and data showing higher year-over-year iPhone shipments to China.

  Semiconductor companies Advanced Micro Devices and Samsung Electronics detracted on an absolute basis. Advanced Micro Devices declined as investors were concerned over competitive pressures and a lack of demand for its artificial intelligence and custom chips. Shares of Samsung Electronics fell on weakness in the memory space as a result of softening consumer electronics demand and increasing inventory.

  We remain focused on finding companies that sell linchpin or indispensable technology, are innovating in secular growth markets, and have improving fundamentals and reasonable valuations. While we’ll take advantage of macroeconomic opportunities as they present themselves, we will continue to construct the portfolio from the bottom up and remain cognizant of our bets.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 11/29/16
Global Technology Fund (I Class)	33.33%	12.44%	15.21%
MSCI All Country World Index Net (Regulatory Benchmark)	17.49	10.06	11.10
MSCI All Country World Index Information Technology Net (Strategy Benchmark)	31.59	20.50	21.99

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Nov. 29, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,561,871,000	$ 4,561,871,000
Holdings Count | Holding	92	92
Advisory Fees Paid, Amount	$ 32,807,000
InvestmentCompanyPortfolioTurnover	31.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,561,871 Number of Portfolio Holdings92
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Digital Systems	17.3%
Consumer Electronics	12.0
Infrastructure and Developer Tool Software	11.4
Processors	7.4
Foundry	5.9
Semiconductor Capital Equipment	5.3
Back-Office Applications Software	4.3
Design Software	3.5
Payments	2.8
Other	30.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	17.3%
Apple	12.0
Microsoft	8.8
Taiwan Semiconductor Manufacturing	5.9
Broadcom	3.8
Advanced Micro Devices	2.6
SAP	2.6
ASML Holding	2.3
ServiceNow	2.0
Shopify	1.9

Updated Prospectus Web Address	www.troweprice.com/paperless